Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Technology Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Technology Fund - Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,859
Fidelity Advisor Technology Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Technology Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Technology Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750